Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Nov. 13, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000040835
Account Value [Line Items]
Account Value	$ 23,447	$ 23,151	$ 23,341	$ 22,551	$ 21,388	$ 20,550	$ 18,688		$ 18,521	$ 17,352	$ 16,941	$ 17,023	$ 16,362	$ 17,281	$ 18,552	$ 19,539	$ 19,973	$ 19,162	$ 17,773	$ 16,405	$ 15,306	$ 13,439	$ 13,429	$ 14,033	$ 13,299	$ 12,661	$ 12,784	$ 12,335	$ 13,019	$ 12,657	$ 12,657	$ 12,410	$ 11,766	$ 11,354	$ 10,772	$ 10,063	$ 10,048	$ 9,647	$ 8,889	$ 9,605	$ 9,345	$ 10,000
C000040836
Account Value [Line Items]
Account Value	22,863	22,593	22,796	22,034	20,903	20,107	18,294		18,139	17,011	16,613	16,702	16,064	16,979	18,244	19,220	19,663	18,874	17,517	16,182	15,103	13,268	13,268	13,879	13,163	12,534	12,665	12,227	12,912	12,557	12,565	12,326	11,703	11,298	10,722	10,025	10,010	9,621	8,866	9,595	9,332	10,000
C000040837
Account Value [Line Items]
Account Value	22,306	22,050	22,259	21,537	20,437	19,670	17,914		17,771	16,671	16,297	16,389	15,774	16,686	17,934	18,909	19,360	18,602	17,270	15,966	14,909	13,106	13,115	13,723	13,025	12,405	12,544	12,119	12,805	12,466	12,482	12,250	11,633	11,242	10,679	9,986	9,979	9,595	8,851	9,585	9,327	10,000
C000244829
Account Value [Line Items]
Account Value	654,601	646,009	651,019	628,693	595,689	572,069	519,814	$ 500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	31,648	31,819	32,439	30,020	27,978	27,072	24,121		23,798	21,929	21,051	21,420	20,738	21,492	22,900	24,014	23,914	22,314	20,393	19,008	17,975	15,505	15,069	15,970	14,801	13,911	14,096	13,828	14,610	13,572	13,419	13,104	12,150	11,795	11,546	10,717	10,468	10,022	9,142	9,895	9,394	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	682,760	686,440	699,825	647,631	603,581	584,038	520,373	500,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	23,136	22,639	22,707	22,030	20,766	20,070	18,382		18,212	17,162	16,866	16,743	16,150	17,039	17,980	18,491	18,797	18,140	16,744	15,622	14,670	13,058	13,114	13,913	13,038	12,505	12,702	12,375	13,098	12,642	12,558	12,368	11,619	11,296	10,889	10,204	10,159	9,779	8,998	9,699	9,350	10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	23,136	22,639	22,707	22,030	20,766	20,070	18,382		18,212	17,162	16,866	16,743	16,150	17,039	17,980	18,491	18,797	18,140	16,744	15,622	14,670	13,058	13,114	13,913	13,038	12,505	12,702	12,375	13,098	12,642	12,558	12,368	11,619	11,296	10,889	10,204	10,159	9,779	8,998	9,699	9,350	10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	23,136	22,639	22,707	22,030	20,766	20,070	18,382		$ 18,212	$ 17,162	$ 16,866	$ 16,743	$ 16,150	$ 17,039	$ 17,980	$ 18,491	$ 18,797	$ 18,140	$ 16,744	$ 15,622	$ 14,670	$ 13,058	$ 13,114	$ 13,913	$ 13,038	$ 12,505	$ 12,702	$ 12,375	$ 13,098	$ 12,642	$ 12,558	$ 12,368	$ 11,619	$ 11,296	$ 10,889	$ 10,204	$ 10,159	$ 9,779	$ 8,998	$ 9,699	$ 9,350	$ 10,000
S&P Target Date 2050 Index
Account Value [Line Items]
Account Value	$ 655,205	$ 641,128	$ 643,066	$ 623,894	$ 588,090	$ 568,366	$ 520,572	$ 500,000